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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210


August 20, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644

Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
     Registration Statement on Form N-4
     File No. 333-149422

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of prospectus dated August 18, 2008 and the form of Statement of Additional Information dated July 14, 2008, contain no changes from the form of prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on August 18, 2008.

If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel -- Annuities, at (617) 663-2184.


Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities